Note 14 - Employee Benefit Plans (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	10.00%
Defined Contribution Plan Maximum Annual Employer Matching Contribution Per Emplyee Amount	$ 5
Defined Contribution Plan Employer Matching Contribution Vesting Period	4 years
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 347	$ 329